SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of consolidated subsidiaries

	Place of	Nature of
Name of Company	incorporation	operation
Utour Pte Ltd	Singapore	Investment holding company

WeTrade Information Technology Limited (“WITL”)	Hong Kong	Investment holding company

Yueshang Information Technology (Beijing) Co., Ltd. (“YITB”)	P.R.C.	Providing of social e-commerce services, technical system support and services

	Place of	Attributable
Name of Company	incorporation	equity interest %
Utour Pte Ltd	Singapore	100%

WeTrade Information Technology Limited (“WITL”)	Hong Kong	100%

Yueshang Information Technology (Beijing) Co., Ltd. (“YITB”)	P.R.C.	100%

Schedule of potentially diluted shares
	For the period September 30, 2020	For the period September 30, 2019
Statement of Operations Summary Information:
Net Income/ (Loss)	$1,307,126	(255,010)
Weighted-average common shares outstanding - basic and diluted	304,166,073	300,024,666
Net loss per share, basic and diluted	$0.00	(0.00)

2019
Statement of Operations Summary Information:
Net loss	$(417,407)
Weighted-average common shares outstanding - basic and diluted	100,024,667
Net loss per share, basic and diluted	$0.00

Schedule of exchange rate
	As of
	For the period September 30, 2020	December 31, 2019

RMB: US$ exchange rate	6.79	7.00

	Nine months ended September 30,
	2020	2019

RMB: US$ exchange rate	6.81	7.05

	As of December 31, 2019	Average of Year Ended December 31, 2019
RMB: US$ exchange rate	6.96	7.01
SGD: US$ exchange rate	1.35	1.35

Schedule of average exchange rate
	Nine months ended September 30,
	2020	2019

RMB: US$ exchange rate	6.81	7.05

Schedule of operation of subsidiaries
	Place of	Nature of
Name of Company	incorporation	operation
Utour Pte Ltd	Singapore	Investment holding company

WeTrade Information Technology Limited (“WITL”)	Hong Kong	Investment holding company

Yueshang Information Technology (Beijing) Co., Ltd. (“YITB”)	P.R.C.	Providing of social e-commerce services, technical system support and services

Schedule lease terms and discount rate

Lease cost	In USD
Operating lease cost (included in general and admin in company’s statement of operations)	$53,265

Other information
Cash paid for amounts included in the measurement of lease liabilities for the quarter ended 9/30/2020	-
Weighted average remaining lease term-operating leases (in years)	4.92
Average discount rate - operating leases	5%

The supplemental balance sheet information related to leases for the period is as follows:
Operating leases
Long -term right-of-use assets	2,832,007
Total right-of-use assets	$2,832,007

Short-term operating lease liabilities	365,274
Long-term operating lease liabilities	2,521,582
Total operating lease liabilities	$2,886,855

Maturities of the Company’s lease liabilities are as follows:

Year ending September 30,
2021	504,640
2022	653,079
2023	693,183
2024	736,072
2025	704,602
Total lease payments	3,291,576
Less: Imputed interest/present value discount	(404,125)
Present value of lease liabilities	$6,179,027